Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Inventories
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2025
Bunkers	554,165	1,026,545
Lubricants	329,983	285,517

Total	884,148	1,312,062